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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Tax-Free National Fund

Portfolio of Investments - June 30, 2006 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 97.7% of Net Assets

		ARIZONA: 0.4%
Aa3	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	100,000	103,656

		FLORIDA: 11.7%
Aaa	nr	First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16	1,000,000	1,099,140
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,182,654
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5.0%, 10/01/23	750,000	776,310

		ILLINOIS: 7.8%
Aaa	AAA	Chicago Board of Education, (Prerefunded 12/01/07 @ 102), 5.8%, 12/01/17	600,000	628,362
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	364,695
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,053,020

		KANSAS: 2.0%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	532,825

		MARYLAND: 0.4%
Aaa	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	90,000	101,250

		MASSACHUSETTS: 4.4%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,157,150

		MICHIGAN: 4.5%
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	433,952
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured) 5%, 5/1/18	720,000	751,788

		MISSISSIPPI: 4.7%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	610,790
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	622,295

		MISSOURI: 25.1%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	314,139
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	207,632
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	300,000	319,101
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	138,340
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	213,816
Aa2	nr	Lees Summit, 4.7%, 4/1/21	325,000	329,287
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	309,105
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	368,623
Baa1	BBB+	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	215,678
Aa1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	75,359
Aa1	AA+	Missouri State Board Public Buildings, 5.5% 10/15/13	300,000	327,549
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond 5.0%, 11/1/09	500,000	518,045
Aa2	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	261,968
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	332,608
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	300,675
nr	AA-	Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%, 12/1/13	150,000	142,224
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	303,279
nr	AA+	Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	114,970
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	293,018
Aa1	AA+	St Louis County, Mortgage Revenue Bond 5.65%, 2/1/20	500,000	550,940
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	231,744
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	321,003
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06	375,000	384,923

		NEW JERSEY: 3.7%
Aaa	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	970,224

		NORTH CAROLINA: 14.6%
Aaa	nr	Broad River, Water Authority, Water System Revenue Bond, 5%, 6/1/22	900,000	924,030
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	838,304
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	528,955
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	595,003
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	942,136

		NORTH DAKOTA: 2.1%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	548,330

		PENNSYLVANIA: 4.4%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,155,830

		PUERTO RICO: 0.6%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,268

		TEXAS: 3.6%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	349,225
nr	AAA	New Braunfels Independent School, 5%, 2/1/20	570,000	585,059

		VIRGINIA: 4.0%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	537,515
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	523,715

		WASHINGTON: 3.7%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	633,677
Aaa	AAA	King County School District #415 Kent, (FSA Insured) 5.5%, 6/1/16	300,000	328,011

		TOTAL INVESTMENTS (Cost $ 25,035,890)		25,605,195

		CASH AND RECEIVABLES LESS LIABILITIES: 2.3% of Net Assets		595,884

		NET ASSETS: 100%		26,201,079

Mosaic Tax-Free Arizona Fund

Portfolio of Investments - June 30, 2006 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 96.9% of Net Assets

		EDUCATION: 28.4%
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	278,335
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	75,230
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	101,597
Aaa	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), (Prerefunded 7/1/07 @ 100), 5.9%, 7/1/15	50,000	50,500
Aaa	AAA	Northern Arizona University, 5%, 9/1/23	150,000	155,453
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	196,422
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	25,000	25,250
Aaa	AAA	University of Arizona, (AMBAC Insured) 5%, 6/1/17	125,000	129,646
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	291,577

		GENERAL OBLIGATION: 5.7%
Aa3	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	259,140

		HOSPITAL: 9.1%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	158,585
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	257,943

		HOUSING: 0.5%
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	25,000	24,890

		INDUSTRIAL DEVELOPMENT: 2.2%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	101,269

		LEASING AND OTHER FACILITIES: 28.5%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	341,165
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	100,467
A1	A+	Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	301,953
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	259,249
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	35,000	37,036
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	266,547

		REVENUE: 5.1%
Aa2	AA+	Tempe Excise Tax Revenue, 5.0%, 7/1/20	225,000	234,252

		TRANSPORTATION: 12.1%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	142,483
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	230,192
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	128,947
Aaa	AAA	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	52,451

		WATER AND SEWER: 5.3%
Aa3	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	244,047

		TOTAL INVESTMENTS (Cost $4,366,760)		$4,444,626

		CASH AND RECEIVABLES LESS LIABILITIES: 3.1% of Net Assets		142,491

		NET ASSETS: 100%		$4,587,117

Mosaic Tax-Free Virginia Fund

Portfolio of Investments - June 30, 2006 (unaudited)

Credit Rating			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 97.5% of Net Assets

		EDUCATION: 12.6%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 6%, 4/01/21	1,000,000	1,041,590
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	500,725
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	931,329
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	20,020
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	821,112

		GENERAL OBLIGATION: 19.8%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	213,542
Aaa	AAA	Culpepper County, (Prerefunded 1/15/10 @ 101) 6%, 1/15/21	500,000	538,455
Aaa	AA+	Loudoun County, (Prerefunded 5/1/12 @ 100) 5.25%, 5/1/13	620,000	660,511
Aaa	AA+	Loudoun County, 5%, 10/1/13	500,000	531,115
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,000,000	1,072,770
Aa2	AA	Newport News, 5%, 5/1/18	820,000	858,032
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	775,013
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	569,284

		HOSPITAL: 8.8%
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured), 5%, 10/1/10	250,000	260,033
Aa2	AA+	Fairfax County Industrial Development Authority Revenue Bond, 6%, 8/15/26	250,000	255,578
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	688,019
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	536,000
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	573,420

		HOUSING: 7.1%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	432,850
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,268
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/01/33	1,250,000	1,294,337

		INDUSTRIAL DEVELOPMENT: 9.5%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,048,790
nr	AAA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	478,875
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5% 8/1/25	1,000,000	962,760

		LEASING AND OTHER FACILITIES: 13.0%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	530,285
Aa1	AA+	Fairfax County Economic Development Authority Lease Revenue, 5%, 5/15/15	1,000,000	1,055,590
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	774,450
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,058,820

		MUNICIPAL OTHER: 10.0%
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	523,715
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,057,830
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/01/18	1,000,000	1,024,040

		TRANSPORTATION: 7.5%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	373,985
Aa2	AA	Virginia Commonwealth Transportation Board 5.00% 9/27/12	750,000	792,195
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	819,968

		WATER & WASTE: 9.2%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	605,027
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	752,493
Aaa	AAA/A-1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,076,630

		TOTAL INVESTMENTS (Cost $25,412,075)		25,662,456

		CASH AND RECEIVABLES LESS LIABILITIES: 2.5% of Net Assets		657,194

		NET ASSETS: 100%		$26,319,650

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 8, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 8, 2006